March 28, 2008

MELLON FUNDS TRUST

Supplement to Prospectus
dated December 31, 2007,
As revised, February 7, 2008
(Class M and Investor Shares)

     The following information supplements and supersedes any contrary information contained in the Trust’s Prospectus:

     Effective March 31, 2008, the name of the Trust will change to BNY Mellon Funds Trust and the name of each series of the Trust will change as set forth below.

Old Series Name	New Series Name
Mellon Large Cap Stock Fund	BNY Mellon Large Cap Stock Fund
Mellon Income Stock Fund	BNY Mellon Income Stock Fund
Mellon Mid Cap Stock Fund	BNY Mellon Mid Cap Stock Fund
Mellon Small Cap Stock Fund	BNY Mellon Small Cap Stock Fund
Mellon U.S. Core Equity 130/30 Fund	BNY Mellon U.S. Core Equity 130/30 Fund
Mellon International Fund	BNY Mellon International Fund
Mellon Emerging Markets Fund	BNY Mellon Emerging Markets Fund
Mellon Bond Fund	BNY Mellon Bond Fund
Mellon Intermediate Bond Fund	BNY Mellon Intermediate Bond Fund
Mellon Short-Term U.S. Government	BNY Mellon Short-Term U.S. Government
Securities Fund	Securities Fund
Mellon National Intermediate Municipal	BNY Mellon National Intermediate Municipal
Bond Fund	Bond Fund
Mellon National Short-Term Municipal	BNY Mellon National Short-Term Municipal
Bond Fund	Bond Fund
Mellon Pennsylvania Intermediate	BNY Mellon Pennsylvania Intermediate
Municipal Bond Fund	Municipal Bond Fund
Mellon Massachusetts Intermediate	BNY Mellon Massachusetts Intermediate
Municipal Bond Fund	Municipal Bond Fund
Mellon Balanced Fund	BNY Mellon Balanced Fund
Mellon Money Market Fund	BNY Mellon Money Market Fund
Mellon National Municipal Money	BNY Mellon National Municipal Money Market
Market Fund	Fund

March 28, 2008

MELLON FUNDS TRUST-
Mellon Mid Cap Stock Fund
Mellon National Intermediate Municipal Bond Fund
Mellon Massachusetts Intermediate Municipal Bond Fund

Supplement to Prospectus
dated December 31, 2007
(Dreyfus Premier Shares)

     The following information supplements and supersedes any contrary information contained in the Trust’s Prospectus:

     Effective March 31, 2008, the name of the Trust will change to BNY Mellon Funds Trust and the name of each of the following series of the Trust will change as set forth below.

Old Series Name	New Series Name
Mellon Mid Cap Stock Fund	BNY Mellon Mid Cap Stock Fund
Mellon National Intermediate Municipal	BNY Mellon National Intermediate Municipal
Bond Fund	Bond Fund
Mellon Massachusetts Intermediate	BNY Mellon Massachusetts Intermediate
Municipal Bond Fund	Municipal Bond Fund

March 28, 2008

MELLON FUNDS TRUST

Supplement to Statement of Additional Information
dated December 31, 2007,
As revised, February 7, 2008

The following information supplements and supersedes any contrary information contained in the Trust’s Statement of Additional Information:

Effective March 31, 2008, the name of the Trust will change to BNY Mellon Funds Trust and the name of each series of the Trust will change as set forth below.

Old Series Name	New Series Name

Mellon Large Cap Stock Fund	BNY Mellon Large Cap Stock Fund
Mellon Income Stock Fund	BNY Mellon Income Stock Fund
Mellon Mid Cap Stock Fund	BNY Mellon Mid Cap Stock Fund
Mellon Small Cap Stock Fund	BNY Mellon Small Cap Stock Fund
Mellon U.S. Core Equity 130/30 Fund	BNY Mellon U.S. Core Equity 130/30 Fund
Mellon International Fund	BNY Mellon International Fund
Mellon Emerging Markets Fund	BNY Mellon Emerging Markets Fund
Mellon Bond Fund	BNY Mellon Bond Fund
Mellon Intermediate Bond Fund	BNY Mellon Intermediate Bond Fund
Mellon Short-Term U.S. Government	BNY Mellon Short-Term U.S. Government
Securities Fund	Securities Fund
Mellon National Intermediate Municipal	BNY Mellon National Intermediate Municipal
Bond Fund	Bond Fund
Mellon National Short-Term Municipal	BNY Mellon National Short-Term Municipal
Bond Fund	Bond Fund
Mellon Pennsylvania Intermediate	BNY Mellon Pennsylvania Intermediate
Municipal Bond Fund	Municipal Bond Fund
Mellon Massachusetts Intermediate	BNY Mellon Massachusetts Intermediate
Municipal Bond Fund	Municipal Bond Fund
Mellon Balanced Fund	BNY Mellon Balanced Fund
Mellon Money Market Fund	BNY Mellon Money Market Fund
Mellon National Municipal Money	BNY Mellon National Municipal Money Market
Market Fund	Fund